4. Loan Servicing (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Loan Servicing Details Narrative
Unpaid principal balances of mortgage loans serviced for others	$ 185,757,658	$ 193,858,201
Net gain realized on the sale of loans	$ 317,432	$ 429,480